INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Change in balance of investment
The following table represents the change in balance of investments in associates:

	For the year ended
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Balance at the beginning of the period	$—	$428
Acquisitions	—	—
Share of (losses) earnings for the year	—	(20)
Foreign currency translation & other	—	25
Share of other comprehensive (loss) income	—	(27)
Distributions	—	(3)
Disposition of interest	—	(403)
Ending Balance	$—	$—

Disclosure of associates
The following tables present the gross amounts of revenue, net income, other comprehensive income from our company’s investments in associates for the year ended December 31, 2023:

	Year ended December 31, 2023
	Total				Net income attributable to the Partnership(1)
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Australian regulated utility	$1,008	$99	$(375)	$(276)	$(20)
Total	$1,008	$99	$(375)	$(276)	$(20)

(1)Our company’s share of net income for the year ended December 31, 2023 includes $28 million of accumulated currency translation losses which were reclassified from accumulated other comprehensive income to the consolidated statement of operating results on disposition of our company’s interest in AusNet.
The following tables present the cash flow activities of our company’s investments in associates for the year ended December 31, 2023:

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	$380	$(395)	$1	$(14)	$(13)	$(1)
Total	$380	$(395)	$1	$(14)	$(13)	$(1)